Selling and Marketing Expenses (Tables)	12 Months Ended
Jun. 30, 2023
Selling And Marketing Expenses Abstract
Schedule of Selling and Marketing Expenses
	Year ended June 30,
	2023	2022	2021
	$	$	$
Staff costs and employee benefits	964,698	938,048	928,737
Consultancy fee	1,888,128	2,424,088	2,590,069
Transportation and handling	1,468,035	2,074,255	2,085,652
Advertisement expenses	18,361	3,154	-
Depreciation and amortization	3,227	3,530	4,275
Others	533,201	370,232	661,504
Total	4,875,650	5,813,307	6,270,237